LEASES (Details 2) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 36,000	$ 48,000
2023	48,000	48,000
2024	48,000	48,000
2025	48,000	48,000
2026	28,000	28,000
Total	208,000	220,000
Less imputed Interest	28,094	31,230
Total liability	$ 179,906	$ 188,770